Segment Reporting - Summary of Operating Segment (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Total consolidated revenues	$ 1,269,792,805	¥ 8,840,043,542	¥ 7,692,342,304	¥ 4,775,366,052
Financing income	504,187,849	3,510,054,957	3,535,275,780	3,642,183,767
Total consolidated income from operations	552,839,078	3,848,755,083	2,689,368,146	2,421,225,803
Unallocated expenses	12,539,724	87,299,053	57,981,487	64,055,851
Total other expense, net	5,999,408	41,766,688	(40,321,415)	(1,220,980)
Net income before income taxes	558,838,486	3,890,521,771	2,649,046,731	2,420,004,823
Sales Commission Fee [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	51,252,767	356,811,512	307,492,444	797,167,074
Penalty fees [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	6,371,053	44,354,000	28,012,630	7,922,387
Sales Income [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	62,045,144	431,945,882	2,174,788,821	26,083,472
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated income from operations	565,378,802	3,936,054,136	2,747,349,633	2,485,281,654
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Unallocated expenses	(12,539,724)	(87,299,053)	(57,981,487)	(64,055,851)
Transaction services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	315,933,218	2,199,463,876
Transaction services and other related income	310,531,000	2,161,854,715
Total consolidated income from operations	277,255,231	1,930,195,468
Transaction services [Member] | Operating Segments [Member] | Post-Oigination Services Fee [Member]
Segment Reporting Information [Line Items]
Revenue from postorigination services and other	5,402,218	37,609,161
Installment Credit Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	953,859,587	6,640,579,666	7,692,342,304	4,775,366,052
Financing income	504,187,849	3,510,054,957	3,535,275,780	3,642,183,767
Loan facilitation income and others	301,300,515	2,097,593,931	1,618,438,688	302,009,352
Total consolidated income from operations	288,123,571	2,005,858,668	2,747,349,633	2,485,281,654
Installment Credit Services [Member] | Operating Segments [Member] | Sales Commission Fee [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	51,252,767	356,811,512	307,492,444	797,167,074
Installment Credit Services [Member] | Operating Segments [Member] | Penalty fees [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	6,371,053	44,354,000	28,012,630	7,922,387
Installment Credit Services [Member] | Operating Segments [Member] | Sales Income [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues	62,045,144	431,945,882	2,174,788,821	¥ 26,083,472
Installment Credit Services [Member] | Operating Segments [Member] | Post-Oigination Services Fee [Member]
Segment Reporting Information [Line Items]
Revenue from postorigination services and other	$ 28,702,259	¥ 199,819,384	¥ 28,333,941